UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    ----------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                    Date of reporting period: AUGUST 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - 151.0%

      AEROSPACE & DEFENSE - 3.8%
              AEROSPACE & DEFENSE - 3.8%
$   3,288,889 Hexcel Corp. .....................    B2       B+        5.25%-5.56%      3/01/12     $    3,325,889
    2,952,632 Hunter Defense Holdings, Inc. ....   NR(a)    NR(a)         6.63%         3/10/11          2,982,158
    2,032,936 K&F Industries, Inc. .............    B2       B+        6.15%-6.17%     11/18/12          2,064,447
    1,000,000 Mid-Western Aircraft Systems, Inc.    B1       BB-          5.96%        12/31/11          1,013,500
    2,732,484 MRO Acquisition Corp. ............    B1       B+           6.57%         8/27/10          2,773,471
    3,323,077 Standard Aero Holdings, Inc. .....    B2       B+        5.72%-5.92%      8/24/12          3,364,615
    3,100,000 Vought Aircraft Industries, Inc. .    Ba3      B+           5.84%        12/22/10          3,147,145
                                                                                                    --------------
              TOTAL AEROSPACE & DEFENSE                                                                 18,671,225
                                                                                                    --------------

      AIR FREIGHT & LOGISTICS - 1.2%
              AIR FREIGHT & LOGISTICS - 1.2%
    5,942,625 United Air Lines Inc.
                 (Debtor in Possession) (f) ....   NR(a)     BB           7.96%        12/30/05          5,994,623
                                                                                                    --------------
              TOTAL AIR FREIGHT & LOGISTICS                                                              5,994,623
                                                                                                    --------------

      AUTO COMPONENTS - 3.6%
              AUTO PARTS & EQUIPMENT - 3.6%
    3,000,000 Collins & Aikman Corp.,
                 (Debtor in Possession) (f) ....    NR       NR        6.44%-6.69%      5/17/07          3,011,250
    6,000,000 Environmental Systems Products
                 Holdings Inc. (c) .............   Caa1     NR(a)     13.66%-13.86%    12/12/10          6,090,000
    1,995,000 MetoKote Corp. ...................    B2       B+        6.49%-6.68%     11/27/11          2,002,481
    6,467,500 TRW Automotive Inc. ..............    Ba2      BB+          5.25%         6/30/12          6,528,133
                                                                                                    --------------
              TOTAL AUTO COMPONENTS                                                                     17,631,864
                                                                                                    --------------

      BEVERAGES - 0.2%
              SOFT DRINKS - 0.2%
    1,000,000 Culligan Corp. ...................    B1       B+           6.07%         9/30/11          1,013,333
                                                                                                    --------------
              TOTAL BEVERAGES                                                                            1,013,333
                                                                                                    --------------

      BUILDING PRODUCTS - 3.4%
              BUILDING PRODUCTS - 3.4%
    4,987,500 Custom Building Products .........   NR(a)    NR(a)      5.74%-8.58%     10/20/11          5,018,672
    2,420,865 Headwaters Inc. ..................    B1       B+        5.87%-7.75%      4/30/11          2,450,116
    1,666,667 Headwaters Inc. (c) ..............    B3       B-           9.02%         9/01/12          1,709,722
      965,000 NCI Building Systems, Inc. .......    Ba2      BB        5.42%-5.67%      6/18/10            973,444
    4,389,867 PGT Industries, Inc. .............   NR(a)    NR(a)      6.58%-6.76%      1/29/10          4,455,715
    1,000,000 South Edge, LLC ..................   NR(a)    NR(a)         5.56%        10/31/09          1,006,667
      997,500 Stile U.S. Acquisition Corp. .....    B2       BB-       5.49%-5.66%      4/06/13            999,540
                                                                                                    --------------
              TOTAL BUILDING PRODUCTS                                                                   16,613,876
                                                                                                    --------------

      CHEMICALS - 2.3%
              DIVERSIFIED CHEMICALS - 2.3%
    5,000,000 BCP Crystal US Holdings Corp. ....    B1       B+           5.65%         1/26/09          5,081,250
    6,000,000 Brenntag Holding GmbH &
                 Company KG ....................    B1       BB-          6.81%        12/09/11          6,060,000
                                                                                                    --------------
              TOTAL CHEMICALS                                                                           11,141,250
                                                                                                    --------------


                  See Notes to Quarterly Portfolio of Investments         Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      COMMERCIAL SERVICES & SUPPLIES - 10.5%
              DIVERSIFIED COMMERCIAL SERVICES - 4.6%
$  11,000,000 IAP Worldwide Services, Inc. .....    B1       B+           6.31%         3/30/11     $   11,171,875
    4,000,000 IAP Worldwide Services, Inc. (c) .    B2       B-           9.31%         3/30/12          4,076,668
    2,972,727 N.E.W. Customer Service
                 Companies, Inc. ...............   NR(a)    NR(a)      6.88%-7.06%      7/01/11          3,013,602
    2,968,750 United Rentals, Inc. .............    B1       BB        5.59-5.92%       2/14/11          2,996,211
      981,308 Western Inventory Service, Ltd. ..    B2        B        6.40%-8.25%      3/31/11            987,442
                                                                                                    --------------
                                                                                                        22,245,798
                                                                                                    --------------

              ENVIRONMENTAL SERVICES - 1.9%
    2,941,590 Duratek, Inc. ....................    B1       BB-       6.55-6.75%      12/16/09          2,948,943
    6,281,053 Envirocare of Utah, LLC ..........   NR(a)    NR(a)         6.11%         4/13/10          6,375,269
                                                                                                    --------------
                                                                                                         9,324,212
                                                                                                    --------------
              OFFICE SERVICES & SUPPLIES - 4.0%
    3,240,149 Infrasource Inc. .................    Ba3      BB-          6.24%         9/30/10          3,256,350
    5,922,173 Monitronics International, Inc. ..    B1       B+        7.25-7.39%       8/26/09          5,981,395
    4,159,877 Pike Electric, Inc. ..............   NR(a)    NR(a)      5.81%-5.88%      7/01/12          4,201,476
    4,950,000 Quanta Services Inc. .............    Ba3      BB-       6.43%-6.47%      6/19/08          5,011,875
      958,333 TRM Corp. ........................    B2       B+        7.40%-7.52%     11/19/10            965,521
                                                                                                    --------------
                                                                                                        19,416,617
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      50,986,627
                                                                                                    --------------

      CONTAINERS & PACKAGING - 4.5%
              METAL & GLASS CONTAINERS - 2.0%
      868,000 BWAY Corp. .......................    B1       B+        5.88%-6.00%      6/30/11            879,664
    1,000,000 Captive Plastics, Inc. ...........   NR(a)     B-           6.61%         8/16/11          1,007,500
    1,243,750 International Mill Service Inc. ..    B1       B+           6.17%        12/31/10          1,253,078
    2,082,188 Owens-Illinois Group, Inc. .......    B1       BB-       5.37%-5.45%      4/01/08          2,100,846
    4,776,720 Owens-Illinois Group, Inc. .......    B1       BB-          5.33%         4/01/07          4,810,554
                                                                                                    --------------
                                                                                                        10,051,642
                                                                                                    --------------

              PAPER PACKAGING - 2.5%
    1,798,161 Boise Cascade, LLC ...............    Ba3      BB        5.25%-5.44%     10/28/11          1,823,560
    3,980,000 Graham Packaging Holdings
                 Company .......................    B2        B        5.94%-6.06%     10/07/11          4,040,528
    6,000,000 Graham Packaging Holdings
                 Company (c) ...................    B3      CCC+          7.75%         4/07/12          6,145,002
                                                                                                    --------------
                                                                                                        12,009,090
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                              22,060,732
                                                                                                    --------------

      DIVERSIFIED CONSUMER SERVICES - 0.3%
              SPECIALIZED CONSUMER SERVICES - 0.3%
    1,654,466 Coinstar, Inc. ...................    Ba3      BB-          5.55%         7/01/11          1,675,147
                                                                                                    --------------
              TOTAL DIVERSIFIED CONSUMER SERVICES                                                        1,675,147
                                                                                                    --------------



Page 2                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      DIVERSIFIED FINANCIAL SERVICES - 1.8%
              Specialized Finance - 1.8%
$   8,827,500 Refco Finance Holdings LLC .......    B1       BB-          5.67%         8/05/11     $    8,917,982
                                                                                                    --------------
              TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       8,917,982
                                                                                                    --------------

      DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
              INTEGRATED TELECOMMUNICATION SERVICES - 1.9%
    1,000,000 Hawaiian Telecom
                 Communications, Inc. ..........    B1       B+           5.73%        10/31/12          1,012,188
    6,000,000 NTL Investment Holdings Ltd. .....    B1       BB-          6.41%         5/10/12          6,034,998
    1,995,000 Telcordia Technologies, Inc. .....    B1       B+        6.51%-6.61%      9/15/12          1,990,013
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               9,037,199
                                                                                                    --------------

      ELECTRIC UTILITIES - 7.2%
              ELECTRIC UTILITIES - 7.2%
    6,280,919 Allegheny Energy Supply Inc. .....    Ba2      BB        5.34%-5.36%      3/08/11          6,361,000
      933,249 Cogentrix Delaware Holdings, Inc.     Ba2      BB+          5.24%         4/14/12            943,359
    3,577,236 Covanta Energy Corp. .............    B1       B+           6.46%         6/30/12          3,633,130
    4,422,764 Covanta Energy Corp. .............    B1       B+           6.36%         6/24/12          4,491,870
    6,500,972 Midwest Generation, LLC ..........    Ba3      BB-       5.39%-5.50%      4/27/11          6,555,827
    7,977,500 NRG Energy, Inc. .................    Ba3      BB        5.26%-5.37%     12/24/11          8,062,261
    2,148,408 Riverside Energy Center, LLC .....    Ba3      BB-          7.93%         6/24/11          2,212,860
    1,656,670 Rocky Mountain Energy Center,
                 LLC ...........................    Ba3      BB-          7.93%         6/24/11          1,706,370
      995,731 Texas Genco, LLC .................    Ba2      BB        5.41%-5.67%     12/14/11          1,010,667
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  34,977,344
                                                                                                    --------------

      ELECTRICAL EQUIPMENT - 1.2%
              ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
    3,000,000 Penn Engineering & Manufacturing
                 Corp. .........................    B2        B           5.97%         5/25/11          3,015,000
    3,000,000 Penn Engineering & Manufacturing
                 Corp. (c) .....................    B3      CCC+          9.47%         5/25/12          3,000,000
                                                                                                    --------------
              TOTAL ELECTRICAL EQUIPMENT                                                                 6,015,000
                                                                                                    --------------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
              ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
    1,926,477 VeriFone, Inc. ...................    B1       B+           5.68%         6/30/11          1,936,109
                                                                                                    --------------
              Electronic Manufacturing Services - 0.2%
    1,000,000 Cinram International Inc. ........    Ba3      BB           6.12%         9/30/09          1,009,000
                                                                                                    --------------
              TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   2,945,109
                                                                                                    --------------


      ENERGY EQUIPMENT & SERVICES - 1.2%
              OIL & GAS EQUIPMENT & SERVICES - 1.2%
    5,572,941 Ferrell Companies, Inc. ..........    NR       NR        6.93%-9.00%     12/17/11          5,684,400
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          5,684,400
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      FOOD & STAPLES RETAILING - 1.9%
              DRUG RETAIL - 0.8%
$   3,935,126 The Jean Coutu Group (PJC) Inc. ..    B1       BB-          5.94%         7/30/11     $    3,992,925
              Food Distributors - 1.1%
    1,975,000 Golden State Foods Corp. .........   NR(a)    NR(a)         5.43%         2/25/11          1,994,750
    3,000,000 Nash Finch Company ...............    B1       B+           5.88%        11/12/10          3,030,000
                                                                                                    --------------
                                                                                                         5,024,750
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                             9,017,675
                                                                                                    --------------

      FOOD PRODUCTS - 6.1%
              AGRICULTURAL PRODUCTS - 1.9%
    2,000,000 Chiquita Brands, L.L.C. ..........    B1       BB-          6.19%         6/28/12          2,032,500
    7,000,000 Dole Food Company, Inc. (c) ......    B3        B           8.69%         7/22/10          7,201,250
                                                                                                    --------------
                                                                                                         9,233,750
                                                                                                    --------------

              PACKAGED FOODS & MEATS - 4.2%
    7,922,226 Keystone Foods Holdings LLC ......   NR(a)    NR(a)      5.25%-5.44%      6/16/11          8,001,448
    8,939,962 OSI Group LLC ....................   NR(a)    NR(a)         5.49%         9/02/11          9,040,537
    3,000,000 THL Food Products Company (d) ....    B2       B-           6.59%        11/21/11          3,071,250
                                                                                                    --------------
                                                                                                        20,113,235
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                       29,346,985
                                                                                                    --------------

      HEALTH CARE PROVIDERS & SERVICES - 8.7%
              HEALTH CARE FACILITIES - 1.4%
      957,500 Lifepoint Hospitals, Inc. ........    Ba3      BB           5.20%         4/15/12            966,733
    5,985,000 Select Medical Corp. .............    B1       BB-       5.36%-7.25%      2/24/12          6,002,458
                                                                                                    --------------
                                                                                                         6,969,191
                                                                                                    --------------

              HEALTH CARE SERVICES - 5.3%
    5,935,050 CHS/Community Health
                 Systems, Inc. .................    Ba3      BB-       5.42%-5.61%      8/19/11          6,012,948
    5,000,000 DaVita Inc. ......................    B1       BB-           TBA          5/20/12          5,068,055
    2,846,945 Team Health, Inc. ................    B1       B+           6.24%         3/23/11          2,854,063
    6,478,687 US Oncology Holdings, Inc. .......    B1       B+        6.13%-6.63%      8/20/11          6,583,966
    5,080,100 VWR International, Inc. ..........    B2       B+           6.14%         4/07/11          5,140,426
                                                                                                    --------------
                                                                                                        25,659,458
                                                                                                    --------------

              MANAGED HEALTH CARE - 2.0%
    4,450,038 IASIS Healthcare Corp. ...........    B1       B+           5.77%         6/22/11          4,509,636
    2,970,000 Medcath Holdings Corp. ...........    B2       B+           5.88%         6/30/11          3,005,269
    1,985,000 Vanguard Health Systems, Inc. ....    B2        B           6.74%         9/23/11          2,005,678
                                                                                                    --------------
                                                                                                         9,520,583
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    42,149,232
                                                                                                    --------------

      HOTELS, RESTAURANTS & LEISURE - 8.6%
              CASINOS & GAMING - 5.3%
    5,940,000 Boyd Gaming Corp. ................    Ba2      BB        4.88%-4.99%      6/30/11          5,995,687
    2,000,000 CCM Merger, Inc. .................    B1       B+        5.64%-5.84%     10/21/12          2,021,666
    4,018,535 Global Cash Access, Inc. .........    B2       B+           5.92%         3/10/10          4,073,790

Page 4             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
              CASINOS & GAMING - (CONTINUED)
$   7,960,000 Marina District Finance
                 Company, Inc. .................    NR       NR        5.13%-5.24%     10/20/11     $    8,019,700
    2,000,000 Penn National Gaming, Inc. .......    Ba3      BB-           TBA          5/05/12          2,027,188
    1,538,367 Pinnacle Entertainment, Inc. .....    B1       BB-       1.00%-6.67%      8/27/10          1,541,251
    2,000,000 Seminole Tribe of Florida ........   NR(a)    NR(a)         5.81%         9/30/11          2,027,500
                                                                                                    --------------
                                                                                                        25,706,782
                                                                                                    --------------

              HOTELS, RESORTS & CRUISE LINES - 1.9%
      291,111 CNL Hospitality Partners, LP .....   NR(a)    NR(a)         6.07%        10/13/06            291,111
    9,000,403 OpBiz, LLC .......................    B3       B-        6.50%-7.50%      8/31/10          9,011,653
                                                                                                    --------------
                                                                                                         9,302,764
                                                                                                    --------------

              LEISURE FACILITIES - 1.4%
    6,876,456 American Skiing Company ..........    NR       NR        7.99%-8.10%     11/24/10          6,919,434
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       41,928,980
                                                                                                    --------------

      HOUSEHOLD DURABLES - 5.2%
              HOMEBUILDING - 4.5%
    2,038,576 Kyle Acquisition Group, LLC ......   NR(a)    NR(a)         6.50%         7/20/08          2,064,058
    2,775,964 Kyle Acquisition Group, LLC ......   NR(a)    NR(a)         6.50%         7/20/10          2,810,664
   11,617,669 Lake at Las Vegas Joint Venture ..    B2       B+        6.16%-6.51%     11/01/09         11,762,889
    1,000,000 Technical Olympic USA, Inc. ......   NR(a)     NR           6.56%         7/05/08          1,016,250
    4,000,000 Technical Olympic USA, Inc.,
                 (Mezzanine Debt) (c) ..........   NR(a)     NR           9.06%         7/06/09          4,000,000
                                                                                                    --------------
                                                                                                        21,653,861
                                                                                                    --------------

              HOUSEWARES & SPECIALTIES - 0.7%
    1,216,627 Prestige Brands, Inc. ............    B1        B        5.18%-7.75%      4/06/11          1,225,751
    2,316,237 Visant Holding Corp. .............    B1       B+        5.75%-5.94%     10/04/11          2,350,402
                                                                                                    --------------
                                                                                                         3,576,153
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                  25,230,014
                                                                                                    --------------

      INDUSTRIAL CONGLOMERATES - 1.5%
              Industrial Conglomerates - 1.5%
    2,985,000 Goodman Global Holdings, Inc. ....    B2       B+           5.88%        12/23/11          3,024,178
      982,964 Rexnord Corp. ....................    B1       B+        5.75%-6.21%     12/31/11            996,480
    2,970,000 Roller Bearing Corp. .............   NR(a)    NR(a)         8.00%         7/01/11          3,014,550
                                                                                                    --------------
              TOTAL INDUSTRIAL CONGLOMERATES                                                             7,035,208
                                                                                                    --------------

      INSURANCE - 0.9%
              Life & Health Insurance - 0.9%
    4,376,836 Conseco, Inc. ....................    B2       BB-          5.57%         6/22/10          4,426,076
                                                                                                    --------------
              TOTAL INSURANCE                                                                            4,426,076
                                                                                                    --------------

      INTERNET SOFTWARE & SERVICES - 1.3%
              Internet Software & Services - 1.3%
    6,000,000 SunGard Data Systems Inc. ........    B1       B+           6.28%         2/11/13          6,081,750
                                                                                                    --------------
              TOTAL INTERNET SOFTWARE & SERVICES                                                         6,081,750
                                                                                                    --------------

               See Notes to Quarterly Portfolio of Investments            Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      IT SERVICES - 4.0%
              DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
$     997,500 Fidelity National Information
                 Solutions, Inc. ...............    Ba3      BB           5.07%         3/09/11     $      995,451
    1,913,514 Fidelity National Information
                 Solutions, Inc. ...............    Ba3      BB           5.32%         3/09/13          1,915,052
                                                                                                    --------------
                                                                                                         2,910,503
                                                                                                    --------------

              IT CONSULTING & OTHER SERVICES - 3.4%
    4,138,801 Alion Science and Technology
                 Corp. .........................    B1       B+        5.63%-5.74%      8/02/09          4,138,801
      997,475 CACI International Inc. ..........    Ba2      BB        4.87%-5.04%      5/03/11          1,006,203
    8,977,500 DynCorp International LLC ........    B2       B+           6.06%         2/11/11          9,074,753
    2,125,000 Wyle Laboratories, Inc. (c) ......   NR(a)     B-          10.21%         7/28/11          2,162,187
                                                                                                    --------------
                                                                                                        16,381,944
                                                                                                    --------------
              TOTAL IT SERVICES                                                                         19,292,447
                                                                                                    --------------

      LEISURE EQUIPMENT & PRODUCTS - 0.8%
              LEISURE PRODUCTS - 0.8%
    4,000,000 Brooklyn Basketball, LLC (d) .....    NR       NR           7.19%         6/16/08          3,990,000
                                                                                                    --------------
              TOTAL LEISURE EQUIPMENT & PRODUCTS                                                         3,990,000
                                                                                                    --------------

      MACHINERY - 1.7%
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.4%
    2,007,500 Ashtead Group PLC ................    Ba3      BB-          6.06%        11/12/09          2,035,103
                                                                                                    --------------

              INDUSTRIAL MACHINERY - 1.3%
    1,000,000 Invensys International
                 Holdings Ltd. (c) .............    B1       B+           8.53%        12/05/09          1,022,500
    4,943,210 Invensys International
                 Holdings Ltd. .................    Ba3      B+           6.88%         9/05/09          4,998,821
                                                                                                    --------------
                                                                                                         6,021,321
                                                                                                    --------------

              TOTAL MACHINERY                                                                            8,056,424
                                                                                                    --------------

      MEDIA - 25.1%
              ADVERTISING - 0.4%
    2,169,122 Adams Outdoor Advertising, LP ....    B1       B+        5.54%-5.64%     10/18/12          2,195,331

              BROADCASTING & CABLE TV - 13.6%
    3,960,000 Bragg Communications, Inc. .......   NR(a)     NR           6.36%         8/31/11          3,999,600
   17,380,000 Century Cable Holdings, LLC ......    NR       NR           8.50%         6/30/09         17,240,334
   12,983,858 Charter Communications
                 Operating, LLC ................    B2        B           6.68%         4/27/10         12,910,824
    1,333,333 DIRECTV Holdings LLC .............    Ba1      BB           5.09%         4/13/13          1,346,428
      947,724 Mediacom Illinois, LLC,
                 (Revolving Credit) ............    Ba3      BB-       0.63%-6.75%      9/30/11            909,026
      138,889 MMC Georgia LLC,
                 (Revolving Credit) ............    Ba3      BB-       0.50%-4.82%      3/31/10            134,375
    2,982,513 NEP Supershooters, L.P. ..........    B1        B           6.99%         2/03/11          3,032,842
    6,008,886 PanAmSat Corp. ...................    B1       BB+          5.65%         8/20/11          6,073,481

Page 6             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      MEDIA - (continued)
              BROADCASTING & CABLE TV - (CONTINUED)
$   1,000,000 Patriot Media & Communications,
                 LLC (c) .......................    B3       B-            TBA          7/15/13     $    1,020,000
    2,493,750 Rainbow Media Holdings LLC .......    B1       B+        6.44%-6.63%      3/31/12          2,508,558
    4,500,000 Raycom Media, Inc. ...............    NR       NR           5.50%         4/06/12          4,528,125
    3,000,000 Raycom Media, Inc. ...............    NR       NR           5.31%        10/06/11          3,007,500
    5,000,000 UPC Distribution Holding B.V. ....    B1        B           6.25%         9/30/12          5,042,970
    4,000,000 UPC Distribution Holding B.V. ....    B1        B           7.19%        12/31/11          4,037,856
                                                                                                    --------------
                                                                                                        65,791,919
                                                                                                    --------------

              MOVIES & ENTERTAINMENT - 6.0%
    1,000,000 Hit Entertainment, Inc. (c) ......    B2      CCC+          9.17%         8/11/13          1,021,250
    6,893,611 Loews Cineplex Entertainment
                 Corp. .........................    B1        B        5.80%-5.97%      6/30/11          6,932,388
    7,000,000 Metro-Goldwyn-Mayer
                 Holdings II, Inc. .............   NR(a)    NR(a)         5.74%         4/08/12          7,084,875
    3,830,003 Regal Cinemas Corp. ..............    Ba3      BB-          5.49%        11/10/10          3,870,099
    9,884,049 WMG Acquisition Corp. ............    B1       B+        5.52%-5.86%      3/01/11          9,979,361
                                                                                                    --------------
                                                                                                        28,887,973
                                                                                                    --------------

              PUBLISHING - 5.1%
    5,490,196 CBD Media, LLC ...................    B1        B           6.06%        12/31/09          5,565,686
    2,134,394 Freedom Communications, Inc. .....    Ba3      BB           4.83%         5/18/12          2,157,339
    1,989,950 Media News Group, Inc. ...........    Ba3      BB           5.17%        12/30/10          1,994,924
    1,000,000 New Publishing Acquisition,
                 Inc. (c) ......................   NR(a)    NR(a)         9.82%         2/05/13          1,022,500
    4,000,000 Newspaper Holdings, Inc. .........    NR       NR        5.13%-5.19%      8/24/11          4,005,000
    1,985,000 Nexstar Broadcasting, Inc. .......    Ba3      B+           5.24%        10/01/12          1,999,059
    5,832,259 RH Donnelley Inc. ................    Ba3      BB        5.11%-5.30%      6/30/11          5,907,968
    2,000,000 WCP Exposition Services, LLC .....    NR       NR           9.00%         8/11/11          1,995,000
                                                                                                    --------------
                                                                                                        24,647,476
                                                                                                    --------------

              TOTAL MEDIA                                                                              121,522,699
                                                                                                    --------------

      METALS & MINING - 2.7%
              ALUMINUM - 1.5%
    6,923,077 Novelis Corp. ....................    Ba2      BB-          5.46%         1/07/12          7,008,535
              Diversified Metals & Mining - 0.6%
    2,985,000 Murray Energy Corp. and Coal
                 Resources, Inc. ...............    B3      NR(a)         6.86%         1/28/10          2,992,463
              Precious Metals & Minerals - 0.6%
    2,962,500 Carmeuse Lime, Inc. ..............    NR       NR           5.50%         5/02/11          2,977,313
                                                                                                    --------------
              TOTAL METALS & MINING                                                                     12,978,311
                                                                                                    --------------


      MULTI-UTILITIES & UNREGULATED POWER - 2.7%
              MULTI-UTILITIES & UNREGULATED POWER - 2.7%
      997,500 KGEN, LLC ........................    B2        B           6.12%         8/05/11            990,019
   12,205,083 KGEN, LLC (c) ....................    B3       B-          12.49%         8/05/11         11,960,982
                                                                                                    --------------
              TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                 12,951,001
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      MULTILINE RETAIL - 1.1%
              GENERAL MERCHANDISE STORES - 1.1%
$   5,129,045 Savers, Inc. .....................   NR(a)    NR(a)      5.98%-7.02%      8/04/09     $    5,154,690
                                                                                                    --------------
              TOTAL MULTILINE RETAIL                                                                     5,154,690
                                                                                                    --------------

      OIL & GAS - 11.1%
              OIL & GAS EXPLORATION & PRODUCTION - 6.8%
    5,985,000 ATP Oil & Gas Corp. ..............    NR       NR        8.99%-9.29%      4/14/10          6,164,550
    2,000,000 Carrizo Oil and Gas, Inc. (c) ....    NR       NR        9.65%-9.87%      7/21/10          2,055,000
    3,000,000 Complete Production Services, Inc.    B2        B           8.25%         8/04/12          3,030,000
    8,000,000 Kerr-McGee Corp. .................    Ba3      BB+          6.14%         5/24/11          8,034,000
    4,000,000 Kerr-McGee Corp. .................    Ba3      BB+          5.85%         5/24/07          4,007,856
    1,957,222 Mainline L.P. ....................    Ba3     NR(a)         5.82%        12/17/11          1,957,222
    2,878,365 SemCrude, L.P. ...................    Ba3       B        5.99%-7.50%      3/16/11          2,903,551
    4,593,371 Vulcan Energy Corp. ..............    Ba2      BB        5.84%-5.86%      7/23/10          4,656,531
                                                                                                    --------------
                                                                                                        32,808,710
                                                                                                    --------------

              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 4.3%
    4,250,000 Alon USA, Inc. ...................    B2        B          10.30%        12/16/08          4,356,250
    7,982,775 El Paso Corp. ....................    B3        B           6.09%        11/23/09          8,074,800
    1,000,000 EPCO Holdings, Inc. ..............    Ba3      B+           5.84%         8/18/10          1,015,938
    6,000,000 Hawkeye Renewables, LLC ..........    B2        B           6.93%         1/31/12          5,902,500
      995,000 Regency Gas Service LLC ..........    B1       B+        6.24%-6.33%      6/01/10            997,487
      750,000 Western Refining Company .........    B2       BB-          6.17%         7/27/12            752,814
                                                                                                    --------------
                                                                                                        21,099,789
                                                                                                    --------------
              TOTAL OIL & GAS                                                                           53,908,499
                                                                                                    --------------

      PAPER & FOREST PRODUCTS - 0.8%
              FOREST PRODUCTS - 0.4%
    1,680,628 Koch Cellulose, LLC ..............    Ba3      BB        5.01%-5.24%      5/07/11          1,699,535
              Paper Products - 0.4%
    1,950,101 Solo Cup Company .................    B1       B+        5.49%-5.86%      2/27/11          1,969,115
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                              3,668,650
                                                                                                    --------------


      PERSONAL PRODUCTS - 0.4%
              PERSONAL PRODUCTS - 0.4%
    2,000,000 PBM Products, LLC ................    B3      CCC+          6.67%         6/16/11          2,000,000
                                                                                                    --------------
              TOTAL PERSONAL PRODUCTS                                                                    2,000,000
                                                                                                    --------------

      PHARMACEUTICALS - 2.2%
              PHARMACEUTICALS - 2.2%
   10,576,017 Warner Chilcott Corp. ............    B2        B        6.36%-6.46%      1/18/12         10,678,002
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                     10,678,002
                                                                                                    --------------

      REAL ESTATE - 12.0%
              REAL ESTATE INVESTMENT TRUSTS - 2.7%
      922,222 Maguire Properties, Inc. .........    Ba2      BB           5.30%         3/15/10            931,829
   10,000,000 The Macerich Partnership, L.P. ...    NR      NR(a)         5.24%         4/26/06         10,000,000
    2,000,000 The Macerich Partnership, L.P. ...    NR      NR(a)         5.17%         4/26/10          2,005,000
                                                                                                    --------------
                                                                                                        12,936,829
                                                                                                    --------------


Page 8              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 9.3%
$   1,901,934 CB Richard Ellis Services, Inc. ..    Ba3      B+        5.30%-7.50%      3/31/10     $    1,913,821
    7,602,089 General Growth Properties, Inc. ..    Ba2      BB+          5.76%        11/12/07          7,651,503
    2,985,787 General Growth Properties, Inc. ..    Ba2      BB+          5.67%        11/12/08          3,019,876
    6,859,790 LNR Property Corp. ...............    B2       B+        6.53%-6.71%      2/03/08          6,919,813
   12,000,000 LNR Property Corp.,
                 (Mezzanine Debt) (d) (e) ......    NR       NR        8.03%-8.21%      2/03/08         11,917,500
    7,000,000 Palmdale Hills Property, LLC .....    B1       B+           6.61%         5/19/10          6,965,000
    2,000,000 Palmdale Hills Property, LLC (c) .    B2       B-          11.11%         5/19/11          1,990,000
    1,000,000 Pivotal Promontory, LLC (c) ......    B3       B-          10.20%         7/28/11          1,005,000
    3,000,000 Pivotal Promontory, LLC ..........    B1       B+           6.45%         7/28/10          3,015,000
    1,000,000 The Newkirk Master Limited
                 Partnership ...................   NR(a)    NR(a)         5.57%         8/11/08          1,015,000
                                                                                                    --------------
                                                                                                        45,412,513
                                                                                                    --------------
              TOTAL REAL ESTATE                                                                         58,349,342
                                                                                                    --------------

      SPECIALTY RETAIL - 2.8%
              APPAREL RETAIL - 0.2%
    1,000,000 The William Carter Company .......    B1       BB        5.33%-5.81%      7/14/12          1,013,750
                                                                                                    --------------
              SPECIALTY STORES - 2.6%
    1,990,000 Dollarama Group L.P. .............   NR(a)    NR(a)         5.93%        11/18/11          2,014,875
    7,418,789 Harbor Freight Tools USA, Inc. ...   NR(a)    NR(a)      5.91%-6.29%      7/15/10          7,502,251
    3,000,000 TravelCenters of America, Inc. ...    B1       BB           5.26%        12/01/11          3,033,750
                                                                                                    --------------
                                                                                                        12,550,876
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                    13,564,626
                                                                                                    --------------

      TRANSPORTATION INFRASTRUCTURE - 1.7%
              MARINE PORTS & SERVICES - 1.7%
    4,920,076 Horizon Lines Holding LLC ........    B2       B+           5.99%         7/07/11          4,983,628
    3,500,000 Sirva Worldwide, Inc. ............    B2       B+        6.52%-6.56%     12/08/10          3,341,041
                                                                                                    --------------
              TOTAL TRANSPORTATION INFRASTRUCTURE                                                        8,324,669
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 4.0%
              WIRELESS TELECOMMUNICATION SERVICES - 4.0%
    4,000,000 AAT Communications Corp. .........    B1       BB+          5.61%         7/27/12          4,050,000
    7,980,000 American Tower, L.P. .............    Ba3     BBB-       4.90%-7.00%      8/31/11          8,049,825
    3,000,000 MetroPCS Wireless, Inc. ..........    NR       NR           8.25%         5/31/11          3,101,250
    4,000,000 Nextel Partners, Inc. ............    Ba3      B+           4.83%         5/31/12          4,029,000
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                 19,230,075
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS**                                         732,251,066
                                                                                                    --------------
              (Cost $728,626,715)

 SENIOR FLOATING RATE NOTES - 3.8%

      HEALTH CARE PROVIDERS & SERVICES - 0.5%
              HEALTH CARE SERVICES - 0.5%
    2,500,000 US Oncology Holdings, Inc. (d) (g)   Caa1      B-           5.25%         3/15/15          2,479,100
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     2,479,100
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments              Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*         VALUE
-----------   --------------------------------   ------------------    -----------   ------------   --------------
 SENIOR FLOATING RATE NOTES - 3.8%

      HOUSEHOLD DURABLES - 0.6%
              HOMEBUILDING - 0.6%
$   3,000,000 Builders Firstsource, Inc. (c) (g)    B3       B-           7.52%         2/15/12        $ 3,024,240
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   3,024,240
                                                                                                    --------------

      MEDIA - 1.9%
              BROADCASTING & CABLE TV - 1.9%
    3,000,000 Intelsat, Ltd. (d) (g) ...........    B2       B+           8.70%         1/15/12          3,045,510
    6,000,000 Paxson Communications Corp. (g) ..    B1       B            6.35%         1/15/10          6,053,520
                                                                                                    --------------
              TOTAL MEDIA                                                                                9,099,030
                                                                                                    --------------

      PHARMACEUTICALS - 0.8%
              PHARMACEUTICALS - 0.8%
    4,500,000 Elan Finance PLC (d) (g) .........    B3        B           7.79%        11/15/11          3,932,145
                                                                                                    --------------
              TOTAL PHARMACEUTICALS ...........................................................          3,932,145
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE NOTES ................................................         18,534,515
                                                                                                    --------------
              (Cost $18,426,994)

              TOTAL INVESTMENTS - 154.8% ......................................................        750,785,581
              (Cost $747,053,709) (b)

              NET OTHER ASSETS AND LIABILITIES - (2.4)% .......................................        (11,853,425)
                                                                                                    --------------
              LOAN OUTSTANDING - (31.8)% ......................................................       (154,000,000)
                                                                                                    --------------
              PREFERRED SHARES, AT LIQUIDATION VALUE - (20.6)% ................................       (100,000,000)
                                                                                                    --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ...........................     $  484,932,156
                                                                                                    ==============

-----------------------------------------
          o All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
          (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
          (b) Aggregate cost for federal income tax and financial reporting purposes.
          (c) This issue is secured by a second lien on the issuer's assets. The second lien security interest is subordinated to other debt holders.
          (d) This issue is unsecured.
          (e) This issue's security interest is subordinated to other debt securities.
          (f) This borrower has filed for protection in a federal bankruptcy court.
          (g) Securities are restriced securities which cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note 1E).
          + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
          NR  Not Rated
          TBA To be announced.
          * Senior Loans generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.

Page 10                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


          ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a Senior Loan.




           See Notes to Quarterly Portfolio of Investments               Page 11

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                 AUGUST 31, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets, the average daily gross asset value of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities, and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.


B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                 AUGUST 31, 2005


C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $8,589,912 as of August 31, 2005. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized appreciation of $111,398 from these commitments is included in Net Other Assets and Liabilities.


E. RESTRICTED SECURITIES

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                 CARRYING COST
                                 ACQUISITION      PRINCIPAL        CARRYING     AT ACQUISITION      MARKET               % OF
               SECURITY              DATE           VALUE            VALUE           DATE            VALUE            NET ASSETS
            ----------------     ------------    ----------       ----------    ----------------   ----------       --------------
   Builders Firstsource, Inc.        2/8/05 $     3,000,000           100.81        100.00    $     3,024,240             0.62%
   Elan Finance PLC                  3/2/05       3,000,000            87.38         86.50          2,621,430             0.54%
   Elan Finance PLC                 3/31/05       1,000,000            87.38         75.75            873,810             0.18%
   Elan Finance PLC                  8/9/05         500,000            87.38         90.50            436,905             0.09%
   Intelsat, Ltd.                   2/14/05       3,000,000           101.52        103.50          3,045,510             0.63%
   Paxson Communications Corp.       6/3/04       1,000,000           100.89        100.13          1,008,920             0.21%
   Paxson Communications Corp.       6/9/04       2,000,000           100.89        100.25          2,017,840             0.42%
   Paxson Communications Corp.      6/16/04       1,000,000           100.89        100.75          1,008,920             0.21%
   Paxson Communications Corp.     10/15/04       2,000,000           100.89        100.94          2,017,840             0.42%
   US Oncology Holdings, Inc.       8/4/05       1,000,000            99.16         96.50            991,640             0.20%
   US Oncology Holdings, Inc.       8/5/05       1,500,000            99.16         96.63          1,487,460             0.31%
                                             --------------                                    --------------            -----
                                             $   19,000,000                                    $   18,534,515             3.83%
                                             ==============                                    ==============            =====

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,108,320 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,376,448.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.